CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (98.57%)
Communication Services (11.47%)
Diversified Telecommunication Services (1.91%)
AT&T, Inc.	71,770	$2,169,607

Entertainment (1.12%)
Netflix, Inc.(a)	2,810	1,278,663

Interactive Media & Services (8.44%)
Alphabet, Inc. Class A, Class A(a)	2,120	3,006,266
Alphabet, Inc. Class C, Class C(a)	2,115	2,989,785
Facebook, Inc., Class A(a)	15,800	3,587,706
		9,583,757

Total Communication Services		13,032,027

Consumer Discretionary (7.74%)
Internet & Direct Marketing Retail (6.65%)
Amazon.com, Inc.(a)	2,740	7,559,167

Specialty Retail (1.09%)
The Home Depot, Inc.	4,930	1,235,014

Total Consumer Discretionary		8,794,181

Consumer Staples (21.75%)
Food Products (15.68%)
Archer-Daniels-Midland Co.	60,750	2,423,925
Bunge, Ltd.	75,500	3,105,315
Hain Celestial Group, Inc.(a)	84,740	2,670,158
Ingredion, Inc.	30,500	2,531,500
JM Smucker Co.	21,190	2,242,114
Kraft Heinz Co.	103,000	3,284,670
TreeHouse Foods, Inc.(a)	35,650	1,561,470
		17,819,152

Household Products (1.14%)
Procter & Gamble Co.	10,800	1,291,356

Tobacco (4.93%)
Altria Group, Inc.	66,000	2,590,500
Philip Morris International, Inc.	42,970	3,010,478
		5,600,978

Total Consumer Staples		24,711,486

Energy (4.20%)
Oil, Gas & Consumable Fuels (4.20%)
Kinder Morgan, Inc.	139,320	2,113,484
The Williams Cos., Inc.	140,000	2,662,800
		4,776,284

Total Energy		4,776,284

Financials (0.95%)
Banks (0.95%)
JPMorgan Chase & Co.	11,450	1,076,987

Total Financials		1,076,987

	Shares	Value
Health Care (3.94%)
Health Care Equipment & Supplies (0.94%)
Abbott Laboratories	11,600	$1,060,588

Pharmaceuticals (3.00%)
Eli Lilly & Co.	5,720	939,110
Johnson & Johnson	8,200	1,153,166
Merck & Co., Inc.	17,040	1,317,703
		3,409,979

Total Health Care		4,470,567

Information Technology (29.82%)
IT Services (4.65%)
Mastercard, Inc., Class A	5,910	1,747,587
PayPal Holdings, Inc.(a)	7,320	1,275,364
Visa, Inc., Class A	11,720	2,263,952
		5,286,903

Semiconductors & Semiconductor Equipment (4.80%)
Intel Corp.	22,050	1,319,251
Maxim Integrated Products, Inc.	43,370	2,628,656
NVIDIA Corp.	3,970	1,508,243
		5,456,150

Software (11.42%)
Adobe Systems, Inc.(a)	3,050	1,327,695
Microsoft Corp.	51,127	10,404,856
salesforce.com, Inc.(a)	6,610	1,238,251
		12,970,802

Technology Hardware, Storage & Peripherals (8.95%)
Apple, Inc.	27,860	10,163,328

Total Information Technology		33,877,183

Materials (11.09%)
Chemicals (5.62%)
Eastman Chemical Co.	29,000	2,019,560
LyondellBasell Industries, Class A	32,840	2,158,245
Olin Corp.	192,320	2,209,757
		6,387,562

Metals & Mining (5.47%)
Barrick Gold Corp.	230,760	6,216,674

Total Materials		12,604,236

Utilities (7.61%)
Electric Utilities (3.61%)
Edison International	37,110	2,015,444
PPL Corp.	80,870	2,089,681
		4,105,125

Independent Power and Renewable Electricity Producers (2.23%)
AES Corp.	174,500	2,528,505

Multi-Utilities (1.77%)
Dominion Energy, Inc.	24,720	2,006,769

Total Utilities		8,640,399

TOTAL COMMON STOCKS
(Cost $75,287,921)		111,983,350

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.19%)
S&P 500® Index:
9/18/2020	$2,200.00	179	$55,495,191	$217,485

TOTAL PURCHASED OPTIONS
(Cost $543,087)				217,485

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.25%)
Money Market Fund (1.25%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.080%	1,415,809	1,415,809

TOTAL SHORT TERM INVESTMENTS
(Cost $1,415,809)			1,415,809

TOTAL INVESTMENTS (100.01%)
(Cost $77,246,817)			$113,616,644
Liabilities in Excess of Other Assets (-0.01%)			(10,621)
NET ASSETS (100.00%)			$113,606,023

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT BONDS (22.52%)
U.S. Treasury Bond (22.52%)
8/15/2020, 8.750%	$5,500,000	$5,558,289
Total U.S. Treasury Bond		5,558,289

TOTAL U.S. GOVERNMENT BONDS
(Cost $5,532,975)		5,558,289

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (76.95%)
Money Market Fund (76.95%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.080%	18,988,561	18,988,561

TOTAL SHORT TERM INVESTMENTS
(Cost $18,988,561)			18,988,561

TOTAL INVESTMENTS (99.47%)
(Cost $24,521,536)			$24,546,850
Other Assets In Excess Of Liabilities (0.53%)			131,168
NET ASSETS (100.00%)			$24,678,018

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (98.33%)
ASIA (20.71%)
Australia (6.67%)
Diversified Telecommunication Services (1.55%)
Telstra Corp., Ltd.	172,300	$372,169

Health Care Providers & Services (0.80%)
Ramsay Health Care, Ltd.	4,200	192,802

Multi-Utilities (1.69%)
AGL Energy, Ltd.	34,500	405,933

Transportation Infrastructure (2.63%)
Transurban Group	64,930	633,138

Total Australia		1,604,042

China (1.21%)
Independent Power and Renewable Electricity Producers (1.21%)
Datang International Power Generation Co., Ltd.	2,230,200	290,627

Total China		290,627

Hong Kong (4.08%)
Electric Utilities (1.63%)
CLP Holdings, Ltd.	40,000	392,233

Gas Utilities (1.16%)
China Resources Gas Group, Ltd.	57,300	279,088

Water Utilities (1.29%)
Beijing Enterprises Water Group, Ltd.	795,800	310,085

Total Hong Kong		981,406

Japan (7.26%)
Diversified Telecommunication Services (1.09%)
Nippon Telegraph & Telephone Corp.	11,200	260,927

Wireless Telecommunication Services (6.17%)
KDDI Corp.	12,900	386,373
NTT DOCOMO, Inc.	9,000	240,222
Softbank Corp.	15,400	196,110
SoftBank Group Corp.	13,100	661,218
		1,483,923
Total Japan		1,744,850

New Zealand (1.49%)
Diversified Telecommunication Services (1.49%)
Spark New Zealand, Ltd.	121,600	357,816

Total New Zealand		357,816

TOTAL ASIA
(Cost $5,246,142)		4,978,741

	Shares	Value
EUROPE (15.21%)
France (1.42%)
Diversified Telecommunication Services (0.78%)
Orange SA	15,720	$188,005

Transportation Infrastructure (0.64%)
Getlink SE(a)	10,650	153,633

Total France		341,638

Germany (2.46%)
Diversified Telecommunication Services (1.84%)
Deutsche Telekom AG	26,360	442,601

Multi-Utilities (0.62%)
E.ON SE	13,200	148,524

Total Germany		591,125

Great Britain (2.48%)
Multi-Utilities (1.09%)
National Grid PLC	21,460	263,038

Wireless Telecommunication Services (1.39%)
Vodafone Group PLC	208,840	333,455

Total Great Britain		596,493

Greece (1.51%)
Diversified Telecommunication Services (1.51%)
Hellenic Telecommunications Organization SA	26,900	362,966

Total Greece		362,966

Italy (3.91%)
Diversified Telecommunication Services (1.34%)
Telecom Italia SpA	821,100	322,599

Electric Utilities (1.77%)
Enel SpA	49,240	424,753

Transportation Infrastructure (0.80%)
Atlantia SpA(a)	11,930	191,667

Total Italy		939,019

Spain (3.43%)
Diversified Telecommunication Services (0.75%)
Telefonica SA	37,520	179,026

Electric Utilities (1.71%)
Iberdrola SA	35,504	411,650

Transportation Infrastructure (0.97%)
Abertis Infraestructuras SA(a)(b)	1,200	24,753

	Shares	Value
Spain (continued)
Transportation Infrastructure (continued)
Aena SME SA(a)(c)(d)	1,570	$209,373
		234,126
Total Spain		824,802

TOTAL EUROPE
(Cost $3,876,353)		3,656,043

MIDDLE EAST (1.53%)
Israel (1.53%)
Diversified Telecommunication Services (1.53%)
Bezeq The Israeli Telecommunication Corp., Ltd.(a)	405,500	367,578

Total Israel		367,578

TOTAL MIDDLE EAST
(Cost $282,248)		367,578

NORTH AMERICA (60.88%)
Canada (11.43%)
Oil, Gas & Consumable Fuels (11.43%)
Enbridge, Inc.	48,180	1,464,990
Pembina Pipeline Corp.	13,200	330,000
TC Energy Corp.	22,300	952,711
		2,747,701
Total Canada		2,747,701

United States (49.45%)
Diversified Telecommunication Services (14.53%)
AT&T, Inc.	56,262	1,700,800
Verizon Communications, Inc.	32,498	1,791,615
		3,492,415
Electric Utilities (12.62%)
American Electric Power Co., Inc.	3,040	242,106
Duke Energy Corp.	4,409	352,235
Edison International	7,400	401,894
Eversource Energy	2,027	168,788
Exelon Corp.	6,028	218,756
NextEra Energy, Inc.	2,936	705,139
PPL Corp.	15,970	412,665
The Southern Co.	6,339	328,677
Xcel Energy, Inc.	3,243	202,687
		3,032,947
Health Care Providers & Services (3.35%)
HCA Healthcare, Inc.	6,437	624,775
Universal Health Services, Inc., Class B	1,950	181,136
		805,911
Independent Power and Renewable Electricity Producers (1.44%)
AES Corp.	23,820	345,152

Multi-Utilities (5.69%)
Consolidated Edison, Inc.	2,028	145,874
Dominion Energy, Inc.	8,619	699,690
Public Service Enterprise Group, Inc.	3,039	149,397
Sempra Energy	1,765	206,911
WEC Energy Group, Inc.	1,880	164,782
		1,366,654

	Shares	Value
United States (continued)
Oil, Gas & Consumable Fuels (10.35%)
Cheniere Energy, Inc.(a)	5,420	$261,894
Kinder Morgan, Inc.	67,916	1,030,286
ONEOK, Inc.	10,002	332,267
The Williams Cos., Inc.	45,360	862,747
		2,487,194
Wireless Telecommunication Services (1.47%)
T-Mobile US, Inc.(a)	3,400	354,110

Total United States		11,884,383

TOTAL NORTH AMERICA
(Cost $15,727,286)		14,632,084

TOTAL COMMON STOCKS
(Cost $25,132,029)		23,634,446

	Shares	Value
RIGHTS (0.00%)(e)
T-Mobile US, Inc., Strike Price $–, Expires 0	3,400	571

TOTAL RIGHTS
(Cost $0)		571

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.04%)
Money Market Fund (1.04%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.080%	250,057	250,057

TOTAL SHORT TERM INVESTMENTS
(Cost $250,057)			250,057

Value
TOTAL INVESTMENTS (99.37%)
(Cost $25,382,086)	$23,885,074
Other Assets In Excess Of Liabilities (0.63%)	151,418
NET ASSETS (100.00%)	$24,036,492

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. (See Note 3)
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2020, these securities had a total aggregate market value of $209,373, representing 0.87% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $209,373, representing 0.87% of net assets.
(e)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds (each, an “Underlying Fund”), the Fund calculates the net asset value of its shares using the reported net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2019 remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on June 30, 2020. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis, with the exception of the Centre Active U.S. Treasury Fund , which intends to make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is separately disclosed and is included in net realized and net change in unrealized gains or losses on foreign currencies.

2) FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).
Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of June 30, 2020:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$111,983,350	$–	$–	$111,983,350
Purchased Options	217,485	–	–	217,485
Short Term Investments	1,415,809			1,415,809
Total	$113,616,644	$–	$–	$113,616,644

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$5,558,289	$–	$5,558,289
Short Term Investments	18,988,561	–	–	18,988,561
Total	$18,988,561	$5,558,289	$–	$24,546,850

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,609,693	$–	$24,753	$23,634,446
Rights	571	–	–	571
Short Term Investments	250,057	–	–	250,057
Total	$23,860,321	$–	$24,753	$23,885,074

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

The following is a summary of valuation techniques and quantitative information used in determining the fair value of the Centre Global Infrastructure Fund’s Level 3 investments at June 30, 2020:

Asset Type	Balance as of September 30, 2019	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020
Common Stock	$-	$-	$181	$24,572	$-	$-	$-	$24,753	$181
	$-	$-	$181	$24,572	$-	$-	$-	$24,753	$181

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended June 30, 2020 the Centre American Select Equity Fund held $217,485 in purchased options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.